UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2021 to November 30, 2021

Commission File Number of issuing entity: 333-224598-04

Central Index Key Number of issuing entity: 0001785705

VERIZON OWNER TRUST 2019-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2019-C for the distribution period commencing on November 1, 2021 and ending on November 30, 2021 is set forth in the monthly investor report relating to the December 20, 2021 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2019-C for the distribution period commencing on November 1, 2021 and ending on November 30, 2021. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 2, 2021 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2019-C.

The revolving period ended and the amortization period began for Verizon Owner Trust 2019-C on November 22, 2021. The final acquisition of receivables by Verizon Owner Trust 2019-C occurred on October 20, 2021, and the receivables acquired on such date had a cut-off date as of the end of the calendar day on September 30, 2021 (the “final cutoff date”).

All of the receivables acquired by Verizon Owner Trust 2019-C during the period beginning on January 1, 2021 and ending on (and including) October 20, 2021 (the “2021 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2021 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 1, 2019 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2021 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2019-C on such date. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2021 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2021 Additional Receivables) (which are collectively referred to as the “Receivables”) as of the final cutoff date. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date unless otherwise stated.

Number of Receivables	4,858,917
Number of accounts	4,337,145
Aggregate original principal balance	$3,508,915,713.56
Aggregate principal balance	$1,887,104,657.44
Principal balance
Minimum	$0.01
Maximum	$1,999.99
Average	$388.38
Average monthly payment	$30.00
Weighted average remaining installments (in months)(1)	15
Weighted average FICO® Score(1)(2)(3)	717
Percentage of Receivables with obligors without a FICO® Score(3)	3.82%
Percentage of Receivables with obligors with a down payment(4)	11.06%
Percentage of Receivables with obligors with smart phones	91.18%
Percentage of Receivables with obligors with other wireless devices	8.82%
Percentage of Receivables with obligors with upgrade eligibility(5)	53.76%
Percentage of Receivables with device insurance	35.43%
Percentage of Receivables with account level device insurance(6)	26.68%
Geographic concentration (Top 3 States)(7)
California	9.84%
Florida	6.03%
New York	6.03%
Weighted average customer tenure (in months)(1)(8)	106
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	0.22%
Percentage of Receivables with 30 month original term	1.11%
Percentage of Receivables with 24 month original term	98.66%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	0.03%
Secured Receivables	99.97%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current Annual Upgrade Program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(9)	Represents a number greater than 0.00% but less than 0.01%.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	459,633	$185,600,088.50	9.84%
Florida	280,876	113,879,128.33	6.03
New York	293,328	113,835,683.79	6.03
Texas	276,365	111,068,276.71	5.89
Ohio	227,607	83,730,223.73	4.44
North Carolina	215,235	82,515,477.28	4.37
Pennsylvania	197,641	73,823,237.41	3.91
Georgia	174,798	67,383,755.35	3.57
New Jersey	171,605	66,851,273.26	3.54
Michigan	174,800	66,258,535.30	3.51
Illinois	163,606	63,463,872.10	3.36
Virginia	159,228	61,509,640.46	3.26
All other	2,064,195	797,185,465.22	42.24

Total	4,858,917	$1,887,104,657.44	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of the final cutoff date based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Portfolio(2)
No FICO® Score(3)	193,333	$72,030,775.79	3.82%	4.26%
250 - 599	687,834	262,204,469.56	13.89	15.64
600 - 649	495,057	196,221,383.90	10.40	11.57
650 - 699	619,273	247,862,306.71	13.13	13.92
700 - 749	735,332	292,645,588.35	15.51	15.22
750 or greater	2,128,088	816,140,133.13	43.25	39.39

Total	4,858,917	$1,887,104,657.44	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan portfolio as of the final cutoff date.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	707,639	$279,268,419.17	14.80%
7 months to less than 12 months	78,747	30,039,612.06	1.59
12 months to less than 24 months	262,910	110,181,430.99	5.84
24 months to less than 36 months	273,683	114,656,203.01	6.08
36 months to less than 48 months	234,891	96,193,810.89	5.10
48 months to less than 60 months	220,390	86,126,960.24	4.56
60 months or greater	3,080,657	1,170,638,221.08	62.03

Total	4,858,917	$1,887,104,657.44	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	609,032	$80,290,828.70	4.25%
$15.01 - $20.00	662,923	159,106,186.55	8.43
$20.01 - $25.00	550,167	164,849,108.90	8.74
$25.01 - $30.00	668,263	213,992,130.12	11.34
$30.01 - $35.00	708,202	324,992,314.86	17.22
$35.01 - $40.00	468,712	241,641,561.63	12.80
$40.01 - $45.00	371,376	203,318,188.23	10.77
Greater than $45.00	820,242	498,914,338.45	26.44

Total	4,858,917	$1,887,104,657.44	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	16,693	$12,977,207.69	0.69%
23 months	104,091	67,342,956.51	3.57
22 months	210,301	135,434,865.75	7.18
21 months	227,545	146,929,278.62	7.79
20 months	236,845	145,202,435.18	7.69
19 months	253,376	146,341,540.52	7.75
18 months	254,625	137,810,146.42	7.30
17 months	158,914	82,575,870.88	4.38
16 months	190,763	93,873,691.97	4.97
15 months	305,269	144,099,391.03	7.64
14 months	369,765	162,006,781.76	8.58
13 months	324,653	137,966,945.26	7.31
12 months	253,469	95,846,566.71	5.08
11 months	193,839	69,171,902.18	3.67
10 months	158,737	51,466,340.37	2.73
9 months	202,387	60,393,437.07	3.20
8 months	128,316	34,832,100.43	1.85
7 months	97,090	23,068,247.16	1.22
6 months	99,332	21,455,252.99	1.14
5 months	142,427	25,667,700.73	1.36
4 months	155,772	22,339,971.90	1.18
3 months	245,391	27,207,106.42	1.44
2 months	232,230	19,312,894.89	1.02
1 month	145,367	7,691,132.07	0.41
0 months	151,720	16,090,892.93	0.85

Total	4,858,917	$1,887,104,657.44	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,427,980	$971,967,166.85	51.51%
ACH	778,690	285,829,932.87	15.15
Direct Debit	1,411,102	552,120,587.78	29.26
Check	187,508	55,306,951.86	2.93
Cash or Other(1)	53,637	21,880,018.08	1.16

Total	4,858,917	$1,887,104,657.44	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

The Receivables satisfied the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” as of the final cutoff date. The following table shows the statistics relevant to the Pool Composition Tests for the Receivables as of the final cutoff date. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date, unless otherwise stated.

Weighted average FICO® Score(1)(2)(3)	717
Percentage of Receivables with obligors without a FICO® Score(3)	3.82%
Percentage of Receivables with obligors with:
Less than 12 months of customer tenure with Verizon Wireless(4)	16.39%
7 months or more, but less than 24 months of customer tenure with Verizon Wireless(4)	7.43%
60 months or more of customer tenure with Verizon Wireless(4)	62.03%
Percentage of Receivables with obligors (i) for whom FICO® Scores are not available or (ii) that have FICO® Scores below 650 and with:
Less than 12 months of customer tenure with Verizon Wireless(3)(4)	7.13%
12 months or more, but less than 60 months of customer tenure with Verizon Wireless (3)(4)(5)	41.60%
60 months or more of customer tenure with Verizon Wireless (3)(4)(6)	19.35%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(4)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(5)	As a percentage of the aggregate principal balance for Receivables with obligors with 12 months or more, but less than 60 months of customer tenure with Verizon Wireless.
(6)	As a percentage of the aggregate principal balance for Receivables with obligors with 60 months or more of customer tenure with Verizon Wireless.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the December 20, 2021 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 4, 2022

VERIZON OWNER TRUST 2019-C
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer